Financial risk management - Financial instruments at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments at fair value
Total long-term debt	$ 4,644,387	$ 4,707,303	$ 4,729,388
Fair Value
Financial Instruments at fair value
Total long-term debt	4,465,684	4,489,119	4,655,234
Book Value
Financial Instruments at fair value
Total long-term debt	4,644,387	4,707,303	4,729,388
Level 1 | Fair Value
Financial Instruments at fair value
Total long-term debt	4,246,875	4,204,695	4,384,607
Level 2 | Fair Value
Financial Instruments at fair value
Total long-term debt	$ 218,809	$ 284,424	$ 270,627